Cover	Nov. 26, 2024
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Limited Duration Income Fund
Entity Central Index Key	0001222922
Eaton Vance National Municipal Opportunities Trust [Member]
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance National Municipal Opportunities Trust
Entity Central Index Key	0001454741